Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Apr. 16, 2021	Dec. 31, 2020
Condensed Consolidated Balance Sheets
Preferred Stock, Shares Authorized	1,000,000	1,000,000		1,000,000
Preferred Stock Par Value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred Stock, Shares Issued	0	27,272	436,782	0
Preferred Stock, Shares Liquidation		$ 409,005		$ 409,005
Preferred Stock, Shares Outstanding	0	27,272		0
Common Stock, Shares Authorized	200,000,000	200,000,000		200,000,000
Common Stock, Par Value	$ 0.0001	$ 0.0001		$ 0.001
Common Stock, Shares Issued	126,680,895	125,317,746	33,203,512	62,410,452
Common Stock, Shares Outstanding	126,680,895	125,317,746		62,410,452